RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	¥ 411,010	¥ 573,158	¥ 145,442
Total costs and expenses	450,985	491,651	1,023,218
Amounts due from related parties	1,266,232	879,256		$ 183,586
Amounts due to related parties	227,724	434,127		$ 33,017
System support services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	100,635	135,118	164,671
Credit assessment services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	110,566	56,957	8,022
Collection services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	22,735	17,943	421,726
Others services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	1,322	170	7,004
Total costs and expenses	91		40,956
Technical services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue		85,832
Post-loan management services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue		44,586
Customers acquisition and referral services.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	409,688	442,570	138,438
Total costs and expenses	216,958	281,633	¥ 387,843
Zhuoyue
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	549,699	467,214
Puxin
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	195,406	123,261
Hengcheng
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	172,103	144,961
Amounts due to related parties		16,361
Huichuang
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	88,887	109,499
Creditease Puze
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	549	5,093
Other related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	35,329	13,043
Amounts due to related parties	2,700	14,834
Hengda Hongyuan
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	198,045	340,216
Pucheng Credit
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	12,162	31,141
Pucheng Credit | Pucheng Credit
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	204,000
Huimin
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	4,524	4,921
Huicong International
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		15,974
Zhicheng A'Fu
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	10,293	10,680
Hainan CreditEase
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	20,259	¥ 16,185
Haijin Yichuang
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	¥ 198,045